Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

13. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As at December 31,	2022	2021
Transaction costs(a)	$33,695	$17,172
Prepaid expenses	14,342	6,431
Inventory(b)	2,023	16,982
Deferred charges(c)	264	264
Other	—	215
Prepaid expenses and other current assets	$50,324	$41,064

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(a)      Transaction costs represent the incremental costs in connection with the debt and equity financing.

(b)      As at December 31, 2022, inventory consisted of $0.2 million of work in progress (December 31, 2021 — $15.4 million) and $1.8 million of other inventory (December 31, 2021 — $1.6 million).

(c)      Deferred charges included deferred financing charges relating to the Revolving Credit Facility.